Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory, Finished Goods and Work in Process, Gross [Abstract]
Finished goods	$ 3,194	$ 3,544
Work-in-process	266	267
Raw materials and supplies	1,615	1,688
Total inventories	5,075	5,499
Inventory adjustments and methods, and other related items [Abstract]
Percentage of inventories valued using the LIFO method (in hundredths)	90.00%	88.00%
Excess of current replacement cost over LIFO cost of inventories	$ 620	$ 467